Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Dec. 26, 2013
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCTEX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCTAX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCNEX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCNYX